Loans and Leases (Activity in the Allowance for Loan Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	$ 3,839,508	$ 4,014,391
Provision charged to operations	382,000	(430,000)	$ (832,925)
Loans charged-off	(638,242)	(496,942)	(2,640,479)
Recoveries	251,200	752,059	570,190
Allowance for loan losses	3,834,466	3,839,508	4,014,391
Impaired Loans [Member]
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	806,944	179,016	2,921,950
Provision charged to operations	852,126	262,834	(573,330)
Loans charged-off	(326,801)	(230,905)	(2,419,873)
Recoveries	38,314	595,999	250,269
Allowance for loan losses	1,370,583	806,944	179,016
Commercial Loans [Member]
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	198,367	305,434	1,027,837
Provision charged to operations	971,187	(563,961)	(518,117)
Loans charged-off	(348,613)	(97,901)	(218,394)
Recoveries	71,645	554,795	14,108
Allowance for loan losses	892,586	198,367	305,434
Commercial and Multi-Family Real Estate [Member]
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	3,255,148	3,346,286	5,240,175
Provision charged to operations	(767,134)	(4,254)	(25,938)
Loans charged-off	(97,959)	(270,032)	(2,394,884)
Recoveries	150,338	183,148	526,933
Allowance for loan losses	2,540,393	3,255,148	3,346,286
Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	362,895	344,803	602,291
Provision charged to operations	165,745	125,961	(264,301)
Loans charged-off	(175,656)	(116,812)	(3,896)
Recoveries	20,356	8,943	10,709
Allowance for loan losses	373,340	362,895	344,803
Consumer Portfolio Segment [Member]
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	23,098	17,868	47,302
Provision charged to operations	12,202	12,254	(24,569)
Loans charged-off	(16,014)	(12,197)	(23,305)
Recoveries	8,861	5,173	18,440
Allowance for loan losses	$ 28,147	$ 23,098	$ 17,868